Business Combination - 2014 Acquisitions of Network Partners (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 CNY (¥) item	Dec. 31, 2014 CNY (¥) item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Consideration:
Goodwill		¥ 2,379,182	$ 598,749	¥ 4,157,111	¥ 4,091,219
2014 Acquisitions of Network Partners
Business Combination
Number of network partners acquired | item	8	8
Consideration:
Ordinary shares	¥ 2,379,182
Cash	64,490	¥ 64,490
Total	2,443,672
Fair value of fixed assets acquired	64,490
Goodwill	2,379,182
Henan
Consideration:
Ordinary shares	70,390
Cash	953
Total	71,343
Fair value of fixed assets acquired	953
Goodwill	70,390
Sichuan
Consideration:
Ordinary shares	70,390
Cash	5,170
Total	75,560
Fair value of fixed assets acquired	5,170
Goodwill	70,390
Hubei
Consideration:
Ordinary shares	234,399
Cash	6,804
Total	241,203
Fair value of fixed assets acquired	6,804
Goodwill	234,399
Beijing
Consideration:
Ordinary shares	758,100
Cash	2,044
Total	760,144
Fair value of fixed assets acquired	2,044
Goodwill	758,100
Guangdong and Hunan
Consideration:
Ordinary shares	1,245,903
Cash	49,519
Total	1,295,422
Fair value of fixed assets acquired	49,519
Goodwill	¥ 1,245,903
Guangdong
Consideration:
Number of entities acquired under network partners | item	3
Number of network partners owned by same group of shareholders | item	3
Hunan
Consideration:
Number of network partners owned by same group of shareholders | item	1